Notes Related to the Consolidated Statement of Income (Loss)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Notes related to the consolidated statement of income (loss)	NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS)Operating income

Accounting policies
Research tax credit
The research tax credit (Crédit d’Impôt Recherche or “CIR”) (the “Research Tax Credit”) is granted to companies by the French tax authorities in order to encourage them to conduct technical and scientific research. Companies that prove that they have expenditures that meet the required criteria (research expenditures located in France or, since January 1, 2005, within the European Union or in another State that is a party to the Agreement on the European Economic Area that has concluded a tax treaty with France that contains an administrative assistance clause) receive a tax credit that (a) can be used for the payment of the corporate tax due for the fiscal year in which the expenditures were made and the next three fiscal years, or, (b) as applicable, can be reimbursed in cash. The expenses taken into account for the calculation of the Research Tax Credit involve only research expenses.
The Company benefits from the Research Tax Credit since its inception.
The CIR is presented under operating income as it meets the definition of government grant as defined in IAS 20 Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”).
Subsidies
Subsidies received that are not repayable by the Company are recognized as operating income where there exists reasonable assurance that the Company will comply with the conditions attached to the subsidies and the subsidies will be received.
Subsidies that are upfront payments are presented as deferred revenue and recognized ratably through income over the duration of the research program to which the subsidy relates.
A public subsidy that is to be received either as compensation for expenses or for losses already incurred, or for immediate financial support of the Company without associated future costs, is recognized as operating income when there exists reasonable assurance that the subsidies will be received.
Revenues from licenses or other contracts
For each of its partnership agreements, the Company determines if it acts as a principal or as an agent in accordance with IFRS 15 Revenue from contracts with customers (“IFRS 15").

Partnership with Orphan Europe NOPHO clinical trial
Within the context of this agreement, Orphan Europe agreed to finance the NOPHO study for a total amount of €600 thousand. This revenue is recognized in “other income” in the statement of income (loss).
License agreement with SQZ Biotechnologies (“SQZ”)
Under the terms of the agreement, the Company has granted to SQZ Biotechnologies an exclusive worldwide license to develop antigen specific immune modulating therapies employing red blood cell-based approaches. In accordance with IFRS 15, this agreement grants to SQZ Biotechnologies a right to use the underlying intellectual property ("static license"). Consequently, the income linked to the upfront payment ($1.0 million) was recognized in June 2019 when SQZ Biotechnologies could begin to use the licensed intellectual property.

The Company does not generate any revenue from the sale of its products considering its stage of development.

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Research Tax Credit	4,375	3,915	3,430
Subsidies	—	294	42
Revenues from licenses or other contracts	72	1,074	246
Total	4,447	5,283	3,718
Revenues from licenses or other contracts
Revenues from licenses or other contracts in 2019 are mainly linked to the license agreement signed with SQZ Biotechnologies (see note 7).
Operating expenses by natureResearch and development expenses

For the year ended December 31, 2018 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	1,061	728	1,789
Rental and maintenance	279	526	805
Services, subcontracting and fees	5,043	14,589	19,632
Personnel expenses	3,013	7,901	10,914
Depreciation and amortization	68	192	260
Other	38	30	68
Total	9,502	23,966	33,468

For the year ended December 31, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	668	6,340	7,008
Rental and maintenance	171	1,125	1,296
Services, subcontracting and fees	3,543	21,753	25,296
Personnel expenses	3,056	11,911	14,967
Depreciation and amortization	307	3,229	3,536
Other	50	40	90
Total	7,795	44,398	52,193

For the year ended December 31, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	54	6,732	6,786
Rental and maintenance	117	1,162	1,279
Services, subcontracting and fees	1,099	28,487	29,586
Personnel expenses	2,268	13,361	15,629
Depreciation, amortization & provision	283	3,951	4,234
Other	25	41	66
Total	3,846	53,734	57,580
The increase in research and development expenses for periods presented is mainly due to:
•The increase in external services mainly linked to the ongoing clinical trials of eryaspase for the treatment of solid tumors, particularly with the commencement of the Phase 3 clinical trial for the treatment of pancreatic cancer in September 2018;
•The increase in depreciation, amortization & provision between 2018 and 2019 related mainly to :
◦the recognition of an impairment in 2019 on a production process recognized in intangible asset (see note 4.1.1),
◦the commissioning of the Princeton, New Jersey manufacturing facility in the second half of 2019;
•The increase in research and development personnel expenses (see note 3.3).
General and administrative expenses

General and administrative expenses (amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Consumables	33	527	224
Rental and maintenance	1,584	1,117	1,070
Services, subcontracting and fees	5,409	7,964	5,962
Personnel expenses	5,925	6,331	6,573
Depreciation and amortization	529	751	686
Other	1,120	474	455
Total	14,600	17,164	14,970
The significance of services, subcontracting and fees in 2019 is mainly due to costs incurred as part of the establishment of the Princeton manufacturing facility.
Personnel expensesResearch and development expenses

For the year ended December 31, 2018 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,887	5,393	7,281
Share-based payments (employees and executive management)	334	824	1,158
Social security expenses	792	1,684	2,475
Total personnel expenses	3,013	7,901	10,914

For the year ended December 31, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	2,029	8,893	10,922
Share-based payments (employees and executive management)	223	465	688
Social security expenses	804	2,553	3,357
Total personnel expenses	3,056	11,911	14,967

For the year ended December 31, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,579	9,886	11,465
Share-based payments (employees and executive management)	24	507	531
Social security expenses	665	2,968	3,633
Total personnel expenses	2,268	13,361	15,629
The increase in personnel expenses is mainly due to an increase in research and development employee headcount. The weighted average full-time employees (FTE) was 99 in 2018, 156 in 2019 and 166 in 2020.
General and administrative expenses

General and administrative expenses (amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Wages and salaries	3,721	4,376	4,393
Share-based payments (employees and executive management)	849	522	532
Social security expenses	1,355	1,433	1,648
Total personnel expenses	5,925	6,331	6,573
The weighted average full-time employees (FTE) was 39 in 2018, 41 in 2019 and 41 in 2020.
Share-based payments (IFRS 2)

Accounting policies

The Company has applied IFRS 2 Share-based payment (“IFRS 2”) to all equity instruments e.g. free shares (“AGA”), stock options (“SO”), share subscription warrants (“BSA”) and founder subscription warrants (“BSPCE”) granted since inception to its employees, members of the Board of Directors or other individuals. Pursuant to IFRS 2, the cost of the remuneration granted with equity instruments is recognized as an expense in exchange for an increase in the shareholders’ equity for the vesting period during which the rights to be enjoyed from the equity instruments are acquired. As such, changes in value subsequent to the grant date have no effect on this initial measurement.

Fair value is estimated using the Black & Scholes valuation model (for BSA, SO and BSPCE valuation) and Monte-Carlo valuation model (for AGA valuation). These models allow the Company to take into account the characteristics of the plan (exercise price, vesting period), the market data at the grant date (volatility, expected dividends, repo margin), possible performance conditions attached to warrants and recipient behavior assumptions.

The Company has no legal or constructive obligation to repurchase or settle any of these equity instruments in cash.

Founder subscription warrants (“BSPCE”) plan

Types of securities	BSPCE2012	BSPCE2014
Maturity	May 20, 2020	January 22, 2024
In the event of a beneficiary departure from the Company for any reason whatsoever, this beneficiary shall retain the BSPCE2014 to which he subscribed prior to his departure. However, in the event of a beneficiary departure from the Company, for any reason whatsoever, prior to subscription of the BSPCE2014 to which the beneficiary has a right, the BSPCE2014 will be forfeited. In this situation, the BSPCE2014 not subscribed may be re-allocated to other beneficiaries within the same category and/or replacing the person who left the Company.
Share subscription warrants (“BSA”) plan

Types of securities	BSA2012	BSA2014	BSA2016	BSA2017	BSA2019
Vesting period	NA	NA	Tranche 1 : 1 year Tranche 2 : 2 years	Tranche 1 : 1 year Tranche 2 : 2 years Tranche 3 : 3 years	2 years
Maturity	May-2020	January-2024	Depending of the grant date October-2021 January-2022	Depending of the grant date June-2022 January-2023	October-2022
The main assumptions used to determine the fair value of the plans granted in 2018, 2019 and 2020 are:

	Grant in January 2018	Grant in October 2019
Number of warrants	40,500 BSA2017	75,000 BSA2019
Exercise price	€18.00	€3.71
Price of the underlying share	€18.00	€3.78
Expected dividends	0.00%	0.00%
Volatility (1)	43.94%	33.41%
Expected term	T1 : 5.5 years T2 : 6 years T3 : 6.5 years	2.5 years
Fair value of the plan (in thousands of euros) (2)	300	59
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)BSA were granted at fair value in October 2019. Therefore, no expense was recognized under IFRS 2.
Stock options (“SO”) plan

Types of securities	SO2016	SO2017	SO2018	SO2019	SO2020
Vesting period (identical for all plans)	Tranche 1: 2 years Tranche 2: 3 years
Maturity	Depending of the grant date October-2026 January-2027 June-2027 October-2027	Depending of the grant date June-2027 January-2028	Depending of the grant date September-2028 January-2029 April-2029	Depending of the grant date July-2029 October-2029	Depending of the grant date February-2030 July-2030
The main assumptions used to determine the fair value of the plans granted in 2018, 2019 and 2020 are:

	Grant in January 2018	Grant in September 2018	Grant in January 2019
Number of options	97,203 SO2017	24,000 SO2018	38,025 SO2018
Exercise price	€18.00	€9.26	€6.38
Price of the underlying share	€18.00	€8.75	€6.38
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	43.94%	41.59%	41.88%
Expected term	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	731	80	97

	Grant in April 2019	Grant in July 2019	Grant in October 2019
Number of options	76,905 SO2018	59,123 SO2019	347,250 SO2019
Exercise price	€7.20	€5.78	€4.25
Price of the underlying share	€7.20	€5.81	€3.78
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	41.65%	41.00%	40.69%
Expected term	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	217	131	447

	Grant in February 2020	Grant in July 2020	Grant in November 2020
Number of options	41,950 SO2019	374,000 SO2020	75,000 SO2020
Exercise price	€5.87	€6.88	€6.14
Price of the underlying share	€5.51	€6.56	€6.37
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	41.35%	43.41%	44.32%
Expected term	T1: 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	84	951	199
(1)based on the historical volatility observed on the ERYP index on Euronext
Free shares (“AGA”) plan

Types of securities	AGA2017	AGA2018	AGA2019	AGA2020
Vesting period	Tranche 1:1 year Tranche 2: 2 years Tranche 3: 3 years		Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years Tranche 4 : 4 years Tranche 5 : 5 years
The main assumptions used to determine the fair value of the plans granted in 2018, 2019 and 2020 are:

	Grant in January 2018	Grant in January 2019	Grant in April 2019
Number of shares	40,500 AGA2016 113,940 AGA2017	36,150 AGA2018	94,200 AGA2018
Price of the underlying share	€18.00	€6.38	€7.20
Expected dividends	0.00%	0.00%	0.00%
Volatility	42.17%	38.22%	36.32%
Repo margin	5.00%	5.00%	5.00%
Maturity	3 years	3 years	3 years
Performance criteria	(2)	(2)	(2)
ERYP	€20.12	€6.54	€7.52
Performance multiple ("PM")	2	2	2
Fair value of the plan (in thousands of euros)	1,145	102	269

	Grant in October 2019	Grant in February 2020	Grant in July 2020
Number of shares	300,941 AGA2019	50,037 AGA2019	250,012 AGA2020
Price of the underlying share	€3.78	€5.51	€6.56
Expected dividends	0.00%	0.00%	0.00%
Volatility	38.76%	38.55%	42.23%
Repo margin	5.00%	5.00%	5.00%
Maturity	5 years	5 years	5 years
Performance criteria	(2)	(2)	(2)
ERYP	€4.25	€5.87	€6.88
Performance multiple ("PM")	3	2.17	2
Fair value of the plan (in thousands of euros)	434	133	877
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date
•Tri: (ERYPi - ERYP) / (ERYP x (PM – 1)) with ERYPi:
◦average price of the 40-quoted market share price days before the acquisition date for grants until April 2019 ;
◦maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5% for grants from October 2019.
•If TRi <=0% no shares granted are acquired
•If Tri>100% all the shares granted are acquired
•If 0%<TRi<100% shares granted are acquired following the TRi percentage

Breakdown of expenses per financial year

Plan name	Amount in P&L in euros thousands as of December 31, 2018	of which employees	of which executive officers and executive committee	of which board members
AGA	1,371	727	644	—
BSA	442	—	—	442
SO	636	416	220	—
Total	2,449	1,143	864	442

Plan name	Amount in P&L in euros thousands as of December 31, 2019	of which employees	of which executive officers and executive committee	of which board members
AGA	688	305	383	—
BSA	125	—	—	125
SO	546	296	249	—
Total	1,359	601	633	125

Plan name	Amount in P&L in euros thousands as of December 31, 2020	of which employees	of which executive officers and executive committee	of which board members
AGA	537	298	239	—
BSA	43	—	—	43
SO	599	189	410	—
Total	1,179	487	649	43
Summary of outstanding instruments

Number of outstanding warrants (BSA) and founder's warrants (BSPCE) with a ratio of 1 option = 10 shares	Number of BSA and BSPCE	Weighted-average exercise price
Outstanding at December 31, 2017	40,804	€97.34
Exercisable at December 31, 2017	40,804	€97.34
Granted	—	€—
Forfeited	—	€—
Exercised	—	€—
Outstanding at December 31, 2018	40,804	€97.34
Exercisable at December 31, 2018	40,804	€97.34
Granted	—	€—
Forfeited	—	€—
Exercised	—	€—
Outstanding at December 31, 2019	40,804	€97.34
Exercisable at December 31, 2019	40,804	€97.34
Granted	—	€—
Forfeited	(19,386)	€73.60
Exercised	(1,608)	€73.60
Outstanding at December 31, 2020	19,810	€122.50
Exercisable at December 31, 2020	19,810	€122.50

Number of outstanding stock-options and warrants (BSA) with a ratio of 1 option = 1 share	Number of stock-options and BSA	Weighted-average exercise price
Outstanding at December 31, 2017	232,699	€22.07
Exercisable at December 31, 2017	—	€—
Granted	161,703	€16.70
Forfeited	(54,339)	€20.26
Exercised	—	€—
Outstanding at December 31, 2018	340,063	€19.87
Exercisable at December 31, 2018	88,999	€19.88
Granted	622,301	€4.98
Forfeited	(65,118)	€9.77
Exercised	—	€—
Outstanding at December 31, 2019	897,246	€10.26
Exercisable at December 31, 2019	173,899	€21.46
Granted	505,950	€6.69
Forfeited	(111,860)	€9.53
Exercised	—	€—
Outstanding at December 31, 2020	1,291,336	€8.91
Exercisable at December 31, 2020	236,525	€21.28

Number of oustanding free shares
Outstanding at December 31, 2017	217,447
Granted	154,440
Forfeited	(27,391)
Acquired	(2,476)
Outstanding at December 31, 2018	342,020
Granted	431,291
Forfeited	(124,966)
Acquired	—
Outstanding at December 31, 2019	648,345
Granted	300,049
Forfeited	(181,146)
Acquired	(6,743)
Outstanding at December 31, 2020	760,505
As of December 31, 2020, the outstanding equity instruments could lead to the issuance of 2,249,941 potential shares.
Depreciation, amortization and provisions

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Amortization and depreciation of intangible assets	40	1,053	16
Depreciation of property, plant and equipment	749	1,797	3,457
Depreciation of the right of use	—	1,366	1,518
Total amortization and depreciation	789	4,216	4,991
Provision (reversal)	—	71	(71)
Total amortization, depreciation & provisions	789	4,287	4,920
Financial income (loss)

Accounting policies

Financial income (loss) includes mainly:
•Amortized costs of convertibles notes and change in fair value of embedded derivatives;
•Interest expenses incurred on financial liabilities and lease liabilities;
•Income received from cash and cash equivalents;
•Gains and losses on exchange rate variations on financial and investing operation.

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Income from short term deposits	163	7	12
Change in fair value of derivative liabilities (1)	—	—	652
Other financial income	5,264	2,940	225
Financial income	5,427	2,947	889
Amortized cost of convertible notes (1)	—	—	(1,684)
Financial expenses on lease liability	(4)	(343)	(336)
Interest expense related to borrowings	(5)	(148)	(142)
Other financial expenses	(19)	(1,042)	(3,192)
Financial expenses	(28)	(1,533)	(5,354)
Financial income (loss)	5,399	1,414	(4,465)
(1) Refer to note 4.9.1
Other income and expenses are mainly comprised of:
•Foreign currency gains and losses of €3,993 thousand in 2018, €781 thousand in 2019 and €(3,028) thousand in 2020;
•A gain on foreign exchange swaps of €1,254 thousand in 2018, €1,124 thousand in 2019 and €61 thousand in 2020.
Income tax

Accounting policies
Current taxes
Considering the level of tax loss of the Company, no current tax expense is recognized.
The Parent Company, as an entity incorporated in France, is subject to the corporate value-added contribution (cotisation sur la valeur ajoutée des entreprises—CVAE). To enter within the scope of IAS 12 Income Taxes (“IAS 12”), a tax must be calculated based on a net amount of income and expenses, and this net amount can be different from the net book results. The Company has judged that the corporate value-added contribution satisfies the characteristics outlined in this conclusion, insofar as the value added constitutes the intermediate level of income that systematically serves as the basis, according to French tax law, for determining the amount owing in relation to the corporate value-added contribution.
Deferred taxes
Except in specific cases, deferred taxes are calculated for the temporary differences between the carrying value of an asset or a liability and its tax value. Changes in the tax rates are recorded in the results of the financial year during which the rate change is decided. Deferred tax assets resulting from temporary differences or tax losses carried forward are limited to the deferred tax liabilities with the same maturity, except where their allocation on future taxable income is probable. Deferred taxes are calculated based on the most recent tax rates adopted at the date of each financial year-end.
Deferred tax assets and liabilities are not discounted.

Tax rate and tax loss carryforwards
As of December 31, 2020, the amount of accumulated tax loss carryforwards were:
•€291.2 million in France, with no expiration date.
•€18.8 million ($23.1 million) in the United States, of which €0.3 million expires in 2035, €2.8 million expires in 2036, €3.8 million expires in 2037 and €11.9 million has no expiration date.
The standard corporate tax rate in France is 28% for all the financial years presented. Based on the provisions of the 2020/2021 finance act (Loi de finances), this rate will decrease gradually to reach 25% in 2022.
Reconciliation of the effective tax rate

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Loss before tax	(38,224)	(62,659)	(73,300)
Tax rate	28%	28%	28%
Theoretical tax expense or income	10,703	17,544	20,524
Current year loss not capitalized	(11,222)	(18,143)	(20,803)
CICE (employment and competitiveness tax credit) not included in taxable income	35	—	—
Research tax credits	1,225	1,096	960
Share based compensation expense	(686)	(380)	(330)
Permanent differences	(54)	(117)	(350)
Other differences	(3)	1	(4)
Effective tax (loss) / income	(2)	1	(3)
Nature of deferred taxes
The deferred tax related to loss carryforwards of Erytech Pharma S.A are computed using a rate of 25%.

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Loss carryforward	43,315	59,594	76,978
Tax credit carryforward	—	—	79
Temporary differences	106	643	484
Unrecognized deferred tax assets	(43,421)	(60,236)	(77,541)
Net amount	—	—	—
Basic earnings (loss) per share and diluted earnings (loss) per share

Accounting policies

The basic earnings per share are calculated by dividing the Company’s net income (loss) by the weighted average number of shares in circulation during the corresponding period.
The diluted earnings per share are calculated by dividing the results by the weighted average number of common shares in circulation, increased by all dilutive potential common shares. The dilutive potential common shares include, equity instruments granted to employees, members of the Board of Directors or other individuals as detailed in note 3.3.3 and convertibles notes and warrants issued as part of the financing agreement with financing agreement with Luxembourg-based European High Growth Opportunities Securitization Fund as detailed in note 4.9.1.
Dilution is defined as a reduction of earnings per share or an increase of loss per share. When the exercise of outstanding share options and warrants decreases loss per share, they are considered to be anti-dilutive and excluded from the calculation of diluted loss per share. Thus, basic and diluted loss per share are equal as all equity instruments issued have been considered anti-dilutive.

	12/31/2018	12/31/2019	12/31/2020
Net loss (in thousands of euros)	(38,224)	(62,659)	(73,300)
Weighted number of shares for the period	17,937,481	17,937,535	18,386,587
Basic loss per share (€/share)	(2.13)	(3.49)	(3.99)
Diluted loss per share (€/share)	(2.13)	(3.49)	(3.99)

	12/31/2018	12/31/2019	12/31/2020
Number of shares as of January 1 (1)	17,935,059	17,937,535	17,937,535
Number of shares issued during the year (prorata temporis)
Share capital increase	—	—	—
Conversion of convertible notes ("OCA")	—	—	437,128
Exercise of warrants	—	—	10,391
Free shares acquired	2,422	—	1,533
Weighted number of shares for the period	17,937,481	17,937,535	18,386,587
(1)after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).
As of December 31, 2018, 2019 and 2020, the potential shares that could be issued (see Note 3.3.3 and Note 4.9.1) were not taken into consideration in the calculation of the diluted earnings, as their effect would be anti-dilutive.